Lost Interest (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Financing Receivable, Impaired [Line Items]
Amount by which interest income recognized on nonperforming loans exceeded reversals	$ 2		$ 2		$ 2
Amount by which interest income would have increased if nonperforming loans at period-end had been performing for the entire year	$ 17	[1]	$ 20	[1]	$ 19	[1]

[1]	Lost interest excludes discontinued operations for 2010 and 2009.